CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES:
Comprehensive loss	$ (42,304)	$ (38,820)	$ (45,544)
Adjustments in respect of income and expenses not involving cash flow:
Share-based compensation to employees and service providers	3,027	2,678	2,235
Depreciation	997	90	81
Write-off of intangible assets			845
Amortization of Intangible assets	216
Fair value adjustment on derivative financial instruments	(344)	(104)	(5,687)
Fair value losses on financial assets at fair value through profit or loss	(27)	137	127
Revaluation of bank deposits	(21)	35	(123)
Exchange differences in respect of lease liabilities	139
Exchange differences in respect of cash and cash equivalents	(94)	103	(367)
Total adjustments in respect of income and expenses not involving cash flow	3,893	2,939	(2,889)
Changes in assets and liability items:
Decrease (increase) in trade receivables	(258)	570	(1,429)
Decrease (increase) in prepaid expenses and other receivables	(368)	1,414	(1,728)
Decrease (increase) in inventory	(1,113)	(116)	(653)
Increase (decrease) in accounts payable	860	(1,481)	4,745
Increase (decrease) in accrued expenses and other current liabilities	(1,459)	1,032	2,729
Total changes in assets and liability items	(2,338)	1,419	3,664
Net cash used in operating activities	(40,749)	(34,462)	(44,769)
INVESTING ACTIVITIES:
Purchase of fixed assets	(168)	(23)	(146)
Purchase of intangible assets	(35)	(35)	(1,035)
Change in investment in current bank deposits	(2,069)	4,869	(13,000)
Purchase of financial assets at fair value through profit or loss	(4,325)	(6,976)	(21,923)
Proceeds from sale of financial assets at fair value through profit or loss	11,761	7,517	17,522
Net cash provided by (used in) investing activities	5,164	5,352	(18,582)
FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares, net of issuance costs	36,300	41,902	22,216
Exercise of options into ordinary shares	5	361	3,437
Payment of principal with respect to lease liabilities	(796)
Repayment of payable in respect of intangible asset purchase		(500)
Net cash provided by (used in) financing activities	35,509	41,763	25,653
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(76)	12,653	(37,698)
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	94	(103)	367
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	29,005	16,455	53,786
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF PERIOD	29,023	29,005	16,455
SUPPLEMENTARY INFORMATION ON INTEREST RECEIVED IN CASH	753	$ 728	$ 469
SUPPLEMENTARY INFORMATION ON INTEREST PAID IN CASH	251
Acquisition of right-of-use assets by means of lease liabilities	2,805
Purchase of an intangible asset in consideration for issuance of shares	$ 11,788